Financial Instruments - Summary of Detailed Information About Hedging Instruments (Detail) - Currency risk [member] $ in Thousands	Dec. 31, 2021 CAD ($)
January 2022 – June 2022 [member] | USD | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	16,119
January 2022 – September 2022 [member] | USD | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	(10,849)
June 2022 [member] | EUR | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,091
June 2022 [member] | EUR | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	(641)